Investment Strategy	Apr. 01, 2026
ALPS Nautilus SMR, Nuclear & Technology ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by creating an actively managed portfolio consisting of equity securities comprised significantly of those included in the Fund’s benchmark index, the Nautilus SMR, Nuclear & Technology Index (the “Benchmark”). In seeking to achieve its investment objective, the Fund may also sell (write) and buy options.